Provisions (Tables)	6 Months Ended
Jun. 30, 2024
Provisions [abstract]
Schedule of other provisions by type of provision
Set forth below is the detail, by type of provision, of the balances at 30 June 2024 and at 31 December 2023 of Provisions for taxes and other legal contingencies and Other provisions. The types of provision were determined by grouping together items of a similar nature:

	EUR million
	30-06-2024	31-12-2023
Provisions for taxes	714	745
Provisions for employment-related proceedings (Brazil)	612	611
Provisions for other legal proceedings	1,305	1,359
Provision for customer remediation	535	454
Provision for restructuring	663	596
Other	1,044	869
	4,873	4,634